The Gabelli Global Utility & Income Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 80 .3%
ENERGY AND UTILITIES — 44 .1%
Alternative Energy — 3 .4%
Non U.S. Companies
1,950 Brookfield Renewable Corp. , Cl. A ........ $ 63,726
68,000 Siemens Gamesa Renewable Energy SA † . 1,194,583
8,500 Vestas Wind Systems A/S ............... 158,673
U.S. Companies
36,814 NextEra Energy Partners LP ............. 2,662,020
7,500 Ormat Technologies Inc. ................ 646,500
400 SolarEdge Technologies Inc. † ............ 92,584
4,818,086
Diversified Industrial — 1 .7%
Non U.S. Companies
20,000 Bouygues SA .......................... 526,287
19,000 Jardine Matheson Holdings Ltd. ......... 962,160
U.S. Companies
31,000 Flowserve Corp. ........................ 753,300
3,000 General Electric Co. ..................... 185,730
4,500 Mueller Water Products Inc. , Cl. A ........ 46,215
2,473,692
Electric Transmission and Distribution — 2 .7%
Non U.S. Companies
8,500 Algonquin Power & Utilities Corp. ........ 92,855
1,700 Boralex Inc. , Cl. A ...................... 53,990
28,000 Enel Chile SA , ADR ..................... 38,640
12,000 Fortis Inc. ............................. 455,902
1,050 Fortis Inc., New York .................... 39,889
10,100 Landis+Gyr Group AG ................... 550,704
1,100 Orsted AS ............................. 88,084
20,000 Red Electrica Corp. SA .................. 307,932
U.S. Companies
2,000 Consolidated Edison Inc. ................ 171,520
350 Sempra Energy ......................... 52,479
30,000 Twin Disc Inc. † ......................... 344,100
5,500 Unitil Corp. ............................ 255,475
15,300 WEC Energy Group Inc. ................. 1,368,279
3,819,849
Energy and Utilities: Integrated — 23 .6%
Non U.S. Companies
140,000 A2A SpA .............................. 137,180
10,000 Chubu Electric Power Co. Inc. ........... 90,099
152,000 Datang International Power Generation Co.
Ltd. , Cl. H † .......................... 29,046
2,000 E.ON SE ............................... 15,477
14,000 E.ON SE , ADR .......................... 106,680
20,615 EDP - Energias de Portugal SA ........... 89,705
9,000 EDP - Energias de Portugal SA , ADR ..... 392,760
15,000 Electric Power Development Co. Ltd. ..... 212,257
Shares
Market
Value
35,000 Emera Inc. ............................. $ 1,416,115
8,500 Endesa SA ............................. 128,455
157,000 Enel SpA .............................. 649,938
4,000 Eni SpA ............................... 42,769
7,000 Eni SpA , ADR .......................... 147,980
230,000 Hera SpA .............................. 492,749
15,000 Hokkaido Electric Power Co. Inc. ......... 46,949
22,000 Hokuriku Electric Power Co. ............. 73,875
14,000 Huaneng Power International Inc. , ADR † .. 244,720
216,600 Iberdrola SA ........................... 2,034,056
1,800 Innergex Renewable Energy Inc. ......... 22,660
36,000 Korea Electric Power Corp. , ADR † ........ 244,800
23,000 Kyushu Electric Power Co. Inc. .......... 122,684
12,000 Shikoku Electric Power Co. Inc. .......... 59,946
15,000 The Chugoku Electric Power Co. Inc. ..... 76,073
14,000 The Kansai Electric Power Co. Inc. ....... 117,239
10,000 Tohoku Electric Power Co. Inc. ........... 47,053
2,000 Verbund AG ............................ 171,411
U.S. Companies
1,500 ALLETE Inc. ........................... 75,075
900 Alliant Energy Corp. .................... 47,691
18,500 Ameren Corp. .......................... 1,490,175
23,500 American Electric Power Co. Inc. ......... 2,031,575
18,100 Avangrid Inc. .......................... 754,770
18,000 Avista Corp. ........................... 666,900
600 Black Hills Corp. ........................ 40,638
500 CMS Energy Corp. ...................... 29,120
10,000 Dominion Energy Inc. ................... 691,100
1,000 DTE Energy Co. ........................ 115,050
10,700 Duke Energy Corp. ..................... 995,314
500 Entergy Corp. .......................... 50,315
2,000 Eos Energy Enterprises Inc. † ............ 3,340
17,000 Evergy Inc. ............................ 1,009,800
20,200 Eversource Energy ...................... 1,574,792
380,000 Gulf Coast Ultra Deep Royalty Trust ...... 17,860
16,000 Hawaiian Electric Industries Inc. ......... 554,560
10,000 MGE Energy Inc. ....................... 656,300
20,400 NextEra Energy Inc. ..................... 1,599,564
36,000 NiSource Inc. .......................... 906,840
11,000 NorthWestern Corp. .................... 542,080
34,200 OGE Energy Corp. ...................... 1,246,932
14,000 Otter Tail Corp. ......................... 861,280
14,500 PG&E Corp. † .......................... 181,250
14,000 Pinnacle West Capital Corp. ............. 903,140
36,000 PNM Resources Inc. .................... 1,646,280
40,000 Portland General Electric Co. ............ 1,738,400
9,500 PPL Corp. ............................. 240,825
15,000 Public Service Enterprise Group Inc. ..... 843,450
120,000 The AES Corp. ......................... 2,712,000
19,000 The Southern Co. ....................... 1,292,000

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
18,500 Xcel Energy Inc. ........................ $ 1,184,000
33,915,092
Environmental Services — 0 .2%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo , ADR ...................... 22,775
15,476 Veolia Environnement SA ................ 298,947
321,722
Independent Power Producers and Energy
Traders — 0 .1%
Non U.S. Companies
3,000 Atlantica Sustainable Infrastructure plc ... 78,900
U.S. Companies
5,000 Vistra Corp. ............................ 105,000
183,900
Natural Gas Integrated — 3 .4%
Non U.S. Companies
80,000 Snam SpA ............................. 325,063
900 TC Energy Corp. ........................ 36,261
U.S. Companies
500 DT Midstream Inc. ...................... 25,945
32,000 Kinder Morgan Inc. ..................... 532,480
60,000 National Fuel Gas Co. ................... 3,693,000
4,000 ONEOK Inc. ............................ 204,960
4,817,709
Natural Gas Utilities — 3 .4%
Non U.S. Companies
1,000 Engie SA .............................. 11,606
9,800 Engie SA , ADR ......................... 113,778
16,000 Italgas SpA ............................ 74,891
100,000 National Grid plc ....................... 1,039,508
14,700 National Grid plc , ADR .................. 757,491
U.S. Companies
6,000 Atmos Energy Corp. .................... 611,100
1,500 Chesapeake Utilities Corp. ............... 173,085
1,000 ONE Gas Inc. .......................... 70,390
15,000 South Jersey Industries Inc. ............. 501,300
20,000 Southwest Gas Holdings Inc. ............ 1,395,000
2,000 Spire Inc. .............................. 124,660
4,872,809
Natural Resources — 0 .6%
Non U.S. Companies
14,000 Cameco Corp. .......................... 371,140
Shares
Market
Value
100 Linde plc .............................. $ 26,959
U.S. Companies
6,000 APA Corp. ............................. 205,140
2,200 Diamondback Energy Inc. ............... 265,012
868,251
Oil — 0 .7%
Non U.S. Companies
15,000 BP plc , ADR ........................... 428,250
10,000 Petroleo Brasileiro SA , ADR ............. 123,400
8,000 Shell plc , ADR ......................... 398,080
U.S. Companies
1,000 ConocoPhillips ......................... 102,340
1,052,070
Services — 2 .6%
Non U.S. Companies
1,000 ABB Ltd. ............................... 26,148
35,000 ABB Ltd. , ADR ......................... 898,100
23,000 Enbridge Inc. .......................... 853,300
5,000 First Sensor AG ........................ 284,214
U.S. Companies
29,500 AZZ Inc. ............................... 1,077,045
8,000 Dril-Quip Inc. † ......................... 156,160
20,000 Halliburton Co. ......................... 492,400
3,787,367
Water — 1 .7%
Non U.S. Companies
5,000 Consolidated Water Co. Ltd. ............. 76,900
40,000 Fluence Corp. Ltd. † ..................... 5,117
2,000 Fluidra SA ............................. 30,421
34,000 Severn Trent plc ........................ 894,022
35,000 United Utilities Group plc ................ 347,336
U.S. Companies
500 Artesian Resources Corp. , Cl. A .......... 24,060
5,100 California Water Service Group .......... 268,719
6,500 Essential Utilities Inc. ................... 268,970
1,000 Middlesex Water Co. .................... 77,200
7,000 SJW Group ............................ 403,200
2,395,945
TOTAL ENERGY AND UTILITIES ......... 63,326,492
..............................................................................
OTHER — 22 .3%
Aerospace — 0 .4%
Non U.S. Companies
50,000 Rolls-Royce Holdings plc † .............. 38,850
U.S. Companies
12,000 AAR Corp. † ............................ 429,840

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Aerospace (Continued)
U.S. Companies (Continued)
700 The Boeing Co. † ........................ $ 84,756
553,446
Automotive — 0 .7%
Non U.S. Companies
350 Ferrari NV ............................. 64,750
80,000 Iveco Group NV † ....................... 381,827
40,000 Traton SE .............................. 479,833
U.S. Companies
500 General Motors Co. ..................... 16,045
942,455
Building and Construction — 1 .1%
Non U.S. Companies
500 Acciona SA ............................ 88,498
1,700 Sika AG ............................... 345,789
30,000 Vantage Towers AG ..................... 780,316
U.S. Companies
5,000 Arcosa Inc. ............................ 285,900
1,500,503
Business Services — 0 .4%
Non U.S. Companies
46,000 JCDecaux SA † ......................... 544,143
160,000 Sistema PJSC FC , GDR † ................ 80,000
624,143
Computer Hardware — 0.0%
U.S. Companies
300 Dell Technologies Inc. , Cl. C ............. 10,251
Computer Software and Services — 0 .4%
Non U.S. Companies
550 Check Point Software Technologies Ltd. † . 61,611
2,000 Prosus NV ............................. 105,786
U.S. Companies
1,800 Global Payments Inc. ................... 194,490
2,800 Kyndryl Holdings Inc. † .................. 23,156
3,800 N-able Inc. † ........................... 35,074
500 Oracle Corp. ........................... 30,535
3,500 SolarWinds Corp. † ..................... 27,125
682 VMware Inc. , Cl. A ...................... 72,606
550,383
Consumer Products — 2 .4%
Non U.S. Companies
15,000 Essity AB , Cl. B ......................... 298,442
1,500 Salvatore Ferragamo SpA ............... 21,257
Shares
Market
Value
320,000 Swedish Match AB ..................... $ 3,171,843
3,491,542
Consumer Services — 0 .4%
U.S. Companies
200 Amazon.com Inc. † ..................... 22,600
23,500 Matthews International Corp. , Cl. A ....... 526,635
549,235
Diversified Industrial — 0 .7%
Non U.S. Companies
46,000 Ardagh Group SA ....................... 556,600
2,500 SDCL EDGE Acquisition Corp. † .......... 24,813
U.S. Companies
500 Corning Inc. ........................... 14,510
20,500 Trinity Industries Inc. ................... 437,675
1,033,598
Electronics — 1 .5%
Non U.S. Companies
9,000 Kyocera Corp. .......................... 453,948
1,000 Signify NV ............................. 26,099
23,500 Sony Group Corp. , ADR ................. 1,505,175
U.S. Companies
1,000 Advanced Micro Devices Inc. † ........... 63,360
800 Axcelis Technologies Inc. † .............. 48,448
1,817 Kimball Electronics Inc. † ................ 31,162
500 Proto Labs Inc. † ....................... 18,215
50 Texas Instruments Inc. .................. 7,739
100 Universal Display Corp. ................. 9,435
2,163,581
Entertainment — 1 .2%
Non U.S. Companies
110,000 Grupo Televisa SAB , ADR ............... 591,800
32,000 Manchester United plc , Cl. A ............. 424,640
1,500 Naspers Ltd. , Cl. N ..................... 187,565
U.S. Companies
16,000 Fox Corp. , Cl. B ........................ 456,000
2,500 Warner Bros Discovery Inc. † ............ 28,750
1,688,755
Financial Services — 3 .6%
Non U.S. Companies
4,500 Brookfield Asset Management Inc. , Cl. A .. 184,005
55,000 Commerzbank AG † ..................... 395,754
70,000 Credit Suisse Group AG ................. 282,072
22,000 Credit Suisse Group AG , ADR ............ 86,240
56,000 GAM Holding AG † ...................... 52,214
15,000 Janus Henderson Group plc ............. 304,650
12,000 Kinnevik AB , Cl. A † ..................... 160,466
135,000 Orascom Financial Holding SAE † ......... 1,382
100,000 Resona Holdings Inc. ................... 364,817

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
30,000 UBS Group AG ......................... $ 435,300
24,000 UBS Group AG ......................... 352,083
U.S. Companies
7,000 AllianceBernstein Holding LP ............ 245,420
20,000 Bank of America Corp. .................. 604,000
15,000 The Bank of New York Mellon Corp. ...... 577,800
1,000 The Goldman Sachs Group Inc. .......... 293,050
21,000 UGI Corp. .............................. 678,930
3,500 Wells Fargo & Co. ...................... 140,770
5,158,953
Food and Beverage — 5 .2%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 968,886
5,000 Chr. Hansen Holding A/S ................ 247,018
40,000 Davide Campari-Milano NV .............. 357,209
7,500 Diageo plc , ADR ........................ 1,273,575
6,800 Fomento Economico Mexicano SAB de CV ,
ADR ................................ 426,700
6,500 Heineken NV ........................... 572,437
1,500 Kerry Group plc , Cl. A ................... 133,747
4,000 Kikkoman Corp. ........................ 226,629
56,000 Maple Leaf Foods Inc. .................. 836,747
10,000 Nestlé SA .............................. 1,085,233
2,000 Pernod Ricard SA ...................... 370,165
1,500 Remy Cointreau SA ..................... 251,236
1,000 Yakult Honsha Co. Ltd. .................. 58,108
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 712,700
7,520,390
Health Care — 0 .5%
U.S. Companies
16,000 Pfizer Inc. ............................. 700,160
Hotels and Gaming — 0 .7%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 81,985
350,000 Mandarin Oriental International Ltd. † ..... 658,000
350,000 The Hongkong & Shanghai Hotels Ltd. † .. 303,198
1,043,183
Machinery — 1 .4%
Non U.S. Companies
185,000 CNH Industrial NV ...................... 2,066,450
Shares
Market
Value
Metals and Mining — 0 .2%
U.S. Companies
10,000 Freeport-McMoRan Inc. ................. $ 273,300
Retail — 0.0%
Non U.S. Companies
95 JD.com Inc. , Cl. A ...................... 2,404
Specialty Chemicals — 1 .3%
Non U.S. Companies
4,500 Axalta Coating Systems Ltd. † ............ 94,770
550 Givaudan SA ........................... 1,673,913
U.S. Companies
300 Air Products and Chemicals Inc. ......... 69,819
1,838,502
Transportation — 0 .2%
U.S. Companies
4,000 GATX Corp. ............................ 340,600
TOTAL OTHER ......................... 32,051,834
..............................................................................
COMMUNICATIONS — 13 .8%
Cable and Satellite — 4 .3%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 518,550
100,000 ITV plc ................................ 63,956
27,100 Liberty Global plc , Cl. A † ................ 422,489
44,000 Liberty Global plc , Cl. C † ................ 726,000
42,000 Liberty Latin America Ltd. , Cl. A † ........ 259,980
3,632 Liberty Latin America Ltd. , Cl. C † ........ 22,337
45,000 Rogers Communications Inc. , Cl. B ....... 1,734,300
10,000 Shaw Communications Inc. , Cl. B ........ 243,168
U.S. Companies
200 Charter Communications Inc. , Cl. A † ..... 60,670
16,000 Comcast Corp. , Cl. A .................... 469,280
40,000 DISH Network Corp. , Cl. A † ............. 553,200
6,000 EchoStar Corp. , Cl. A † .................. 98,820
168 Liberty Broadband Corp. , Cl. B † .......... 14,149
87,000 WideOpenWest Inc. † ................... 1,067,490
6,254,389
Telecommunications — 8 .1%
Non U.S. Companies
37,000 BCE Inc. ............................... 1,551,780
135,000 BT Group plc , Cl. A ..................... 182,916
44,000 Deutsche Telekom AG ................... 754,294
56,000 Deutsche Telekom AG , ADR ............. 955,360
12,000 Itissalat Al-Maghrib ..................... 129,955
465,000 Koninklijke KPN NV ..................... 1,263,265
92,000 Orange Belgium SA † .................... 1,622,963
5,000 Orange SA , ADR ........................ 44,950

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
27,000 Orascom Investment Holding , GDR † ..... $ 675
60,000 Pharol SGPS SA † ...................... 3,710
12,500 Proximus SA ........................... 129,795
3,000 Sitios Latinoamerica SAB de CV † ........ 1,366
1,200 Swisscom AG .......................... 563,697
2,000 Swisscom AG , ADR ..................... 93,660
40,000 Telecom Italia SpA † ..................... 7,460
13,500 Telefonica Brasil SA , ADR ............... 101,520
210,000 Telefonica Deutschland Holding AG ....... 426,645
80,000 Telefonica SA , ADR ..................... 259,200
70,000 Telekom Austria AG ..................... 405,447
30,000 Telenet Group Holding NV ............... 414,855
36,000 Telesat Corp. † .......................... 281,160
5,000 TELUS Corp. ........................... 99,287
250,000 VEON Ltd. , ADR † ....................... 80,000
U.S. Companies
7,000 AT&T Inc. .............................. 107,380
1,000 Cisco Systems Inc. ..................... 40,000
60,000 Lumen Technologies Inc. ................ 436,800
100 Motorola Solutions Inc. ................. 22,397
12,000 Shenandoah Telecommunications Co. .... 204,240
15,000 Telephone and Data Systems Inc. ........ 208,500
1,000 T-Mobile US Inc. † ...................... 134,170
29,000 Verizon Communications Inc. ............ 1,101,130
11,628,577
Wireless Communications — 1 .4%
Non U.S. Companies
3,000 America Movil SAB de CV , Cl. L, ADR ..... 49,410
5,000 Infrastrutture Wireless Italiane SpA ....... 43,956
43,684 Millicom International Cellular SA , SDR † .. 504,834
6,000 Mobile TeleSystems PJSC , ADR † (a) ...... 3,660
5,000 SK Telecom Co. Ltd. , ADR ............... 96,300
28,000 Turkcell Iletisim Hizmetleri A/S , ADR ..... 74,480
71,000 Vodafone Group plc , ADR ............... 804,430
U.S. Companies
5,000 Anterix Inc. † ........................... 178,600
8,000 United States Cellular Corp. † ............ 208,240
800 Vimeo Inc. † ............................ 3,200
1,967,110
TOTAL COMMUNICATIONS .............. 19,850,076
..............................................................................
Shares
Market
Value
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS — 0 .1%
Independent Power Producers and Energy
Traders — 0 .1%
U.S. Companies
3,000 NRG Energy Inc. ....................... $ 114,810
..............................................................................
ENVIRONMENTAL SERVICES — 0.0%
Water — 0.0%
U.S. Companies
1,500 Evoqua Water Technologies Corp. † ....... 49,605
..............................................................................
DIVERSIFIED INDUSTRIAL — 0.0%
Electronics — 0.0%
U.S. Companies
100 Roper Technologies Inc. ................ 35,964
..............................................................................
TOTAL COMMON STOCKS .............. 115,428,781
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow † .................... 38,000
..............................................................................
RIGHTS — 0.0%
OTHER — 0.0%
Health Care — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia , CVR † (a) ............ 0
..............................................................................
WARRANTS — 0.0%
ENERGY AND UTILITIES — 0.0%
Natural Resources — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp. , expire
08/03/27 † ........................... 59,430
Services — 0.0%
Non U.S. Companies
2,850 Weatherford International plc , expire
12/13/23 † ........................... 477
TOTAL ENERGY AND UTILITIES ......... 59,907
..............................................................................
TOTAL WARRANTS ..................... 59,907

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 19 .7%
$ 28,416,000 U.S. Treasury Bills,
1.542 % to 3.297% †† , 10/06/22 to
01/19/23 ............................ $ 28,253,756
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $ 134,515,558 ) .................... $ 143,780,444
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 65 .6% $ 94,198,215
Europe .............................. 29 .0 41,752,675
Japan ............................... 2 .4 3,454,854
Asia/Pacific ......................... 1 .8 2,622,612
Latin America ....................... 1 .0 1,432,511
South Africa ......................... 0 .1 187,566
Africa/Middle East ................... 0 .1 132,011
Total Investments ................... 100.0% $ 143,780,444